Marketable Securities – InterCure Ltd (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Marketable Securities Explanatory [Abstract]
Schedule of financial instruments
	June 30,	December 31,
	2021	2020
	U.S. dollars in thousands

Marketable securities – InterCure Ltd	3,379	2,411